Derecognition And Offset Of Financial Instruments - Financial Assets Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	₩ 65,132,537	₩ 58,122,485
Gross amounts of recognized financial assets set off	48,587,951	39,209,452
Net amounts of consolidate financial assets presented	16,544,586	18,913,033
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	14,584,539	15,969,354
Cash collateral received and others	424,466	748,981
Net amounts	1,535,581	2,194,698
Derivative assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	5,200,277	7,032,465
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	5,200,277	7,032,465
Receivable spot exchange
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	7,641,347	4,508,711
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	7,641,347	4,508,711
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	11,328,147
Cash collateral received and others	424,466
Net amounts	1,089,011
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		9,175,416
Cash collateral received and others		748,981
Net amounts		1,616,779
Bonds purchased under resale agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	3,256,392	6,793,938
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	3,256,392	6,793,938
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	3,256,392	6,793,938
Cash collateral received and others	0	0
Net amounts	0	0
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	49,034,521	39,787,371
Gross amounts of recognized financial assets set off	48,587,951	39,209,452
Net amounts of consolidate financial assets presented	446,570	577,919
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0	0
Cash collateral received and others	0	0
Net amounts	₩ 446,570	₩ 577,919